Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Forethought Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001580353
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fvit
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Supplement [Text Block]	fvit_SupplementTextBlock

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a series of Forethought Variable Insurance Trust)

Supplement dated October 30, 2015 to the

Prospectus dated April 30, 2015, as supplemented June 10, 2015 and

Statement of Additional Information (“SAI”) dated April 30, 2015, as supplemented June 10, 2015

1. The “Principal Investment Strategies” sub-section of the “Portfolio Summary” section of the Prospectus for the FVIT Goldman Sachs Dynamic Trends Allocation Portfolio is deleted in its entirety and replaced with the following:

Principal Investment Strategies: The Portfolio is managed by a sub-adviser, Goldman Sachs Asset Management, L.P. (“GSAM”). In seeking to achieve the Portfolio’s investment objectives, GSAM dynamically allocates the Portfolio’s assets to generate returns, while engaging in hedging activity to manage the Portfolio’s volatility. Dynamic allocation refers to changes in the Portfolio’s asset allocation targets pursuant to GSAM’s views regarding changing market conditions and other considerations. The dynamic allocation is based on trend following or momentum investing. Momentum investing looks to recent price trends in assets, allocating more to assets that show positive trends in the recent past while allocating away from assets that show poor trends.

GSAM manages the Portfolio pursuant to a momentum investing strategy that seeks to provide exposure to the broad U.S. and other developed equity markets and U.S. fixed income markets. Under normal circumstances, excluding the portion of the Portfolio’s assets devoted to hedging, GSAM expects to allocate at least 50% and up to 70% of the Portfolio’s investment exposure to developed equity markets, and at least 30% and up to 50% of the Portfolio’s investment exposure to U.S. fixed income markets, although GSAM may modify the target allocations from time to time. The Portfolio considers the following countries to have developed equity markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, countries represented in the indexes EuroStoxx 50, FTSE 100, S&P 500, Russell 2000, Nikkei 225, S&P 400 are all considered to have developed equity markets.

To provide exposure to developed equity markets, the Portfolio’s investments may include, among other instruments, futures (including index futures), swaps, structured notes, other derivatives and other mutual funds and exchange-traded funds (“Underlying Funds”) offered through different prospectuses. The Portfolio may also invest directly in equity securities. There is no limitation on the market capitalization range of the issuers in which the Portfolio may have exposure. The Portfolio may have exposure to instruments denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also engage in foreign currency transactions (including forward contracts) for hedging purposes. In seeking exposure to the U.S. fixed income market, the Portfolio’s investments will principally include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasury, short-term, or other fixed income investments, including money market funds and repurchase agreements or cash. The Portfolio may invest in equity or fixed income securities that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. The percentage of the Portfolio exposed to any asset class or geographic region will vary, and the Portfolio may not be invested in each asset class at all times. Moreover, the Portfolio may at times be more heavily invested in certain asset classes, such as U.S. equity or U.S. fixed income.

GSAM seeks to reduce return volatility by employing a hedge overlay within the Portfolio. The overlay consists of using hedge instruments to reduce the downside risk of the Portfolio’s equity and fixed income investments. GSAM may use various instruments to accomplish this goal, including: put and call options, equity futures contracts, Treasury futures contracts, currency futures contracts, and other hedge instruments. GSAM may also buy or sell hedge instruments based on one or more market indices. GSAM selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. GSAM adjusts hedge instruments to manage overall net Portfolio risk exposure in an attempt to stabilize the volatility of the Portfolio and reduce the potential for portfolio losses during periods of significant and sustained market decline. GSAM may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. GSAM may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, the sub-adviser’s activity could significantly reduce the Portfolio’s net economic exposure to equity and fixed income securities.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.